Balance Sheet Components - Schedule of Accounts Receivable, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Valuation And Qualifying Accounts Disclosure [Line Items]
Accounts receivable, gross	$ 960,319	$ 885,167
Less: Allowances	80,448	72,657
Accounts receivable, net	879,871	812,510
Allowance for sales returns
Valuation And Qualifying Accounts Disclosure [Line Items]
Less: Allowances	4,539	6,427	$ 7,808	$ 7,417
Allowance for sales incentives
Valuation And Qualifying Accounts Disclosure [Line Items]
Less: Allowances	70,839	63,367	23,024	28,903
Allowance for credit losses
Valuation And Qualifying Accounts Disclosure [Line Items]
Less: Allowances	3,073	1,895	$ 2,213	$ 3,498
Other allowances
Valuation And Qualifying Accounts Disclosure [Line Items]
Less: Allowances	$ 1,997	$ 968